SCHEDULE OF FAIR VALUE OF LOAN AND TRANSFER NOTE PAYABLE (Details)	9 Months Ended
Sep. 30, 2024 USD ($)
Fair Value Disclosures [Abstract]
Loan and Transfer notes payable at December 31, 2023	$ 12,384
Change in fair value	423,900
Loan and Transfer notes payable at September 30, 2024	$ 436,284